Trade receivables and other payables (Details 4) R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Trade and other receivables [abstract]
Suppliers	R$ 74,621				R$ 53,951
Labor and social obligations	31,379				24,438
Other accounts payables	23
Total	106,023	$ 550	$ 10,123	$ 44,067	78,389	$ 492	$ 4,288	$ 7,635
Current	R$ 106,023				R$ 78,389